UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:  811-03493

American Federation of Labor and
Congress of Industrial Organizations
Housing Investment Trust*
(Exact name of registrant as specified in charter)

2401 Pennsylvania Avenue, Suite 200, N.W., Washington, D.C.  20037
(Address of principal executive offices)  (Zip code)

Kenneth G. Lore, Esq.
Katten Muchin Rosenman LLP
2900 K Street, N.W., North Tower – Suite 200
Washington, D.C.  20007-5118
 (Name and address of agent for service)

(202) 331-8055
(Registrant’s telephone number, including area code)

Date of fiscal year end: December 31
Date of reporting period: March 31, 2014

*This filing relates solely to Series A—AFL-CIO Housing Investment Trust

Item 1. Schedule of Investments
(Schedule of Investments)

Schedule of Portfolio Investments

March 31, 2014 (Dollars in thousands; unaudited)

FHA Permanent Securities (3.3% of net assets)

	Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value

Single Family	7.75%	Jul-2021	$ 14	$ 14	$ 14

Multifamily1	3.75%	Aug-2048	4,160	4,156	3,938
	4.00%	Dec-2053	66,660	66,634	62,199
	5.35%	Mar-2047	7,561	7,571	8,021
	5.55%	Aug-2042	8,268	8,271	8,598
	5.60%	Jun-2038	2,579	2,585	2,606
	5.62%	Jun-2014	29	30	29
	5.65%	Oct-2038	1,998	2,037	1,998
	5.80%	Jan-2053	2,084	2,095	2,290
	5.87%	Jun-2044	1,837	1,835	2,013
	5.89%	Apr-2038	4,839	4,846	5,082
	6.02%	Jun-2035	5,153	5,135	5,234
	6.20%	Apr-2052	11,756	11,751	12,994
	6.40%	Aug-2046	3,898	3,901	4,318
	6.60%	Jan-2050	3,428	3,463	3,840
	6.75%	Apr-2040 - Jul-2040	5,025	5,008	5,141
	7.13%	Mar-2040	7,335	7,320	7,419
	7.20%	Dec-2033 - Oct-2039	9,056	9,063	9,122
	7.50%	Sep-2032	1,425	1,419	1,592
	7.93%	Apr-2042	2,748	2,748	3,080
	8.75%	Aug-2036	3,439	3,442	3,449
			153,278	153,310	152,963
Total FHA Permanent Securities			$ 153,292	$ 153,324	$ 152,977

Schedule of Portfolio Investments

March 31, 2014 (Dollars in thousands; unaudited)

Ginnie Mae Securities (25.4% of net assets)

				Commitment
	Interest Rate	Maturity Date		Amount	Face Amount	Amortized Cost	Value

Single Family	4.00%	Feb-2040 - Jun-2040		-	$ 11,790	$ 11,960	$ 12,401
	4.50%	Aug-2040		-	6,878	7,058	7,435
	5.50%	Jan-2033 - Jun-2037		-	6,545	6,516	7,326
	6.00%	Jan-2032 - Aug-2037		-	4,236	4,236	4,785
	6.50%	Jul-2028		-	108	108	123
	7.00%	Nov-2016 - Jan-2030		-	1,800	1,813	2,074
	7.50%	Nov-2014 - Aug-2030		-	1,131	1,144	1,305
	8.00%	Jun-2023 - Nov-2030		-	714	726	853
	8.50%	Jun-2022 - Aug-2027		-	751	759	882
	9.00%	Mar-2017 - Jun-2025		-	246	248	285
	9.50%	Sep-2021 - Sep-2030		-	74	75	88
	10.00%	Jun-2019		-	-	-	1
				-	34,273	34,643	37,558

Multifamily1	2.11%	Apr-2033		-	12,551	12,646	12,634
	2.18%	May-2039		-	21,803	22,022	22,182
	2.31%	Nov-2051		-	7,076	7,080	6,308
	2.34%	Aug-2034		-	5,694	5,732	5,718
	2.41%	May-2030		-	2,126	2,144	2,131
	2.55%	Feb-2048		-	23,555	23,778	21,952
	2.70%	Jul-2048		-	12,941	13,066	12,206
	2.70%	Jan-2053		-	51,015	51,530	46,296
	2.72%	Feb-2044		-	3,925	4,067	3,931
	2.82%	Apr-2050		-	1,500	1,540	1,407
	2.87%	Feb-2036 - Dec-2043		-	25,000	25,409	24,729
	2.89%	Mar-2046		-	32,000	32,288	30,629
	3.05%	May-2044		-	45,500	45,901	45,160
	3.17%	Oct-2043		-	20,258	20,530	20,878
	3.19%	Jan-2049		-	17,025	17,827	16,071
	3.20%	Jul-2041		-	10,000	9,821	9,856
	3.26%	Feb-2038 - Nov-2043		-	25,000	25,217	24,500
	3.31%	Nov-2037		-	9,787	10,174	10,108
	3.34%	Jun-2052		-	44,114	41,152	43,551
	3.35%	Nov-2042 - Mar-2044		-	25,000	24,372	24,234
	3.37%	Dec-2046		-	19,200	19,526	18,488
	3.40%	Apr-2017 - Jul-2046		-	9,275	9,584	8,863
	3.49%	Mar-2042		-	28,000	29,353	29,205
	3.49%	Feb-2044		-	4,000	4,255	4,005
	3.55%	May-2042		-	10,000	10,206	9,931
	3.64%	Sep-2041		-	10,000	10,791	10,435
	3.67%	Oct-2043		-	25,000	25,210	26,121
	3.81%	Nov-2053		-	55,342	56,024	56,728
	3.81%	Dec-2053		-	11,007	11,121	11,294
	3.95%	Dec-2045 - Jul-2053		-	14,668	14,236	14,614
	3.99%	Sep-2043		-	20,000	20,938	20,850
	4.00%	Jun-2045 - Sep-2046		-	30,000	31,187	30,846
	4.00%	May-2049		-	31,500	34,222	33,469
	4.15%	Apr-2053		-	69,400	70,805	72,437
	4.15%	Jun-2053		-	2,259	2,295	2,332
	4.22%	Nov-2035		-	3,672	3,753	3,730
	4.25%	Sep-2038		-	39,561	39,848	40,995
	4.42%	Feb-2031		-	33,937	34,127	35,079
	4.50%	Aug-2049		-	2,286	2,296	2,330
	4.63%	Sep-2037	2	-	1,500	1,459	1,467
	4.73%	Nov-2045		-	1,089	1,107	1,103
	4.83%	May-2046	2	-	5,175	5,175	4,963
	4.86%	Jan-2053		-	41,970	42,290	46,005
	4.87%	Apr-2042		-	97,215	98,042	104,724
	4.90%	Mar-2044	2	-	1,000	990	998
	4.92%	Sep-2034		-	1,250	1,283	1,271
	4.94%	Jun-2046	2	-	3,735	3,740	3,746
	4.99%	Mar-2030		-	2,825	3,019	2,864
	5.01%	Mar-2038		-	22,382	23,238	23,457
	5.05%	Apr-2049	2	-	2,840	2,843	2,806
	5.15%	Dec-2050		-	15,640	15,480	17,245
	5.19%	May-2045		-	28	28	28
	5.21%	Mar-2053		-	49,593	49,659	54,814
	5.25%	Apr-2037		-	19,750	19,742	21,405
	5.34%	Jul-2040		-	18,000	17,716	19,456
	5.55%	May-2049	2	-	10,295	10,298	10,322
				-	1,109,264	1,122,182	1,132,907

Forward Commitments1	5.45%	Feb-2055		2,650	-	-	148

Schedule of Portfolio Investments

March 31, 2014 (Dollars in thousands; unaudited)

Ginnie Mae Securities (25.4% of net assets)

Commitment
Interest Rate	Maturity Date	Amount	Face Amount	Amortized Cost	Value

Total Ginnie Mae Securities	$ 2,650	$ 1,143,537	$ 1,156,825	$ 1,170,613

Schedule of Portfolio Investments

March 31, 2014 (Dollars in thousands; unaudited)

Ginnie Mae Construction Securities (2.0% of net assets)

	Interest Rates3				Commitment
	Permanent	Construction	Maturity Date		Amount	Face Amount	Amortized Cost	Value

Multifamily1	2.32%	2.32%	Apr-2054		$ 23,500	$ 18,111	$ 18,819	$ 15,835
	2.35%	2.35%	Jan-2054		15,850	13,689	14,171	12,354
	2.87%	2.87%	Mar-2054		40,943	38,146	39,381	36,210
	3.20%	3.20%	Oct-2053		10,078	9,309	9,611	9,035
	3.95%	3.95%	Feb-2052	2	6,600	6,394	6,397	6,394
	3.85%	6.70%	Oct-2054		31,865	12,026	12,195	12,777
					128,836	97,675	100,574	92,605

Forward Commitments1	4.09%	4.09%	Feb-2056		58,084	-	881	(1,238)
	3.85%	6.25%	Dec-2055		33,400	-	334	(427)
					91,484	-	1,215	(1,665)
Total Ginnie Mae Construction Securities					$ 220,320	$ 97,675	$ 101,789	$ 90,940

Schedule of Portfolio Investments

March 31, 2014 (Dollars in thousands; unaudited)

Fannie Mae Securities (38.3% of net assets)

	Interest Rate		Maturity Date	Face Amount	Amortized Cost	Value

Single Family	0.40%	4	Mar-2037	$ 984	$ 971	$ 981
	0.45%	4	Jul-2043	23,216	23,025	22,958
	0.53%	4	Nov-2042	13,059	13,065	12,993
	0.55%	4	Apr-2037 - Oct-2042	19,928	19,937	19,813
	0.61%	4	Oct-2042	10,745	10,806	10,728
	0.65%	4	Dec-2040	41,898	41,545	41,947
	0.65%	4	Feb-2042 - Feb-2043	37,741	37,765	37,809
	0.70%	4	Mar-2042	20,744	20,789	20,784
	0.75%	4	Mar-2042 - Oct-2043	24,429	24,526	24,590
	1.93%	4	Nov-2033	4,006	4,008	4,165
	1.98%	4	Aug-2033	271	270	283
	2.22%	4	Sep-2035	1,159	1,155	1,223
	2.24%	4	May-2033 - Nov-2034	3,362	3,450	3,559
	2.31%	4	Jul-2033	706	702	743
	2.32%	4	Aug-2033	2,771	2,766	2,924
	2.34%	4	Jul-2033 - Aug-2033	4,402	4,414	4,657
	2.42%	4	Apr-2034	2,206	2,278	2,333
	3.00%		Apr-2042 - Dec-2042	19,782	20,486	19,127
	3.50%		Mar-2026 - Nov-2042	112,624	117,759	113,961
	4.00%		Jun-2018 - Nov-2041	90,036	92,175	94,092
	4.50%		Mar-2015 - Feb-2042	99,819	103,969	106,456
	5.00%		Sep-2016 - Apr-2041	50,445	52,389	54,646
	5.50%		Jul-2017 - Jun-2038	28,365	28,520	31,176
	6.00%		Apr-2016 - Nov-2037	13,856	13,945	15,376
	6.50%		Nov-2016 - Jul-2036	3,441	3,516	3,797
	7.00%		Mar-2015 - May-2032	1,815	1,822	2,082
	7.50%		Nov-2016 - Sep-2031	622	606	714
	8.00%		Apr-2030 - May-2031	85	87	92
	8.50%		Mar-2015 - Apr-2031	114	114	125
	9.00%		Jan-2024 - May-2025	91	91	108
				632,722	646,951	654,242

Multifamily1	0.52%		Jan-2023	4,884	4,879	4,882
	2.21%		Dec-2022	33,156	33,207	31,617
	2.21%		Dec-2022	25,164	25,202	23,995
	2.24%		Dec-2022	33,042	33,093	31,572
	2.26%		Nov-2022	6,839	6,899	6,551
	2.71%		Jan-2021	8,996	9,016	9,089
	2.84%		Mar-2022	3,797	3,840	3,842
	2.85%		Mar-2022	33,000	33,204	33,120
	2.99%		Jun-2025	2,750	2,774	2,654
	3.36%		Dec-2023	8,518	8,613	8,698
	3.41%		Sep-2023	15,263	15,581	15,761
	3.46%		Dec-2023	3,500	3,533	3,580
	3.54%		Oct-2021	7,539	7,604	7,962
	3.61%		Sep-2023	6,873	7,011	7,148
	3.66%		Jul-2021	122,602	122,838	130,656
	3.66%		Oct-2023	5,053	5,174	5,228
	3.87%		Sep-2023	2,648	2,778	2,801
	4.00%		Sep-2021	15,963	15,991	17,225
	4.01%	4	Jun-2020	3,617	3,623	3,608
	4.03%		Oct-2021	7,255	7,270	7,840
	4.06%		Oct-2025	25,622	25,796	26,640
	4.15%		Jun-2021	9,356	9,386	10,158
	4.22%		Jul-2018	2,179	2,167	2,328
	4.25%		May-2021	4,333	4,335	4,719
	4.27%		Nov-2019	6,112	6,107	6,693
	4.32%		Nov-2019	3,022	3,024	3,316
	4.33%		Nov-2019 - Mar-2021	6,130	6,140	6,716
	4.33%		Mar-2021	20,000	19,995	21,653
	4.38%		Apr-2020	10,378	10,414	11,416
	4.44%		May-2020	6,148	6,159	6,764
	4.49%		Jun-2021	995	1,009	1,093
	4.50%		Feb-2020	4,300	4,304	4,702
	4.52%		Nov-2019 - May-2021	7,296	7,364	8,039
	4.55%		Nov-2019	2,881	2,884	3,183
	4.56%		Jul-2019 - May-2021	8,557	8,592	9,445
	4.64%		Aug-2019	18,385	18,429	20,370
	4.66%		Jul-2021 - Sep-2033	7,463	7,511	7,613
	4.68%		Jul-2019	13,328	13,303	14,740
	4.69%		Jan-2020 - Jun-2035	14,243	14,315	15,743
	4.71%		Mar-2021	5,964	6,056	6,601
	4.73%		Feb-2021	1,562	1,583	1,731
	4.80%		Jun-2019	2,180	2,176	2,421
	4.86%		May-2019	1,458	1,456	1,622
	4.89%		Nov-2019	875	882	974
	4.94%		Apr-2019	3,500	3,497	3,903

Schedule of Portfolio Investments

March 31, 2014 (Dollars in thousands; unaudited)

Fannie Mae Securities (38.3% of net assets)

Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value
5.00%	Jun-2019	1,900	1,900	2,121
5.02%	Jun-2019	824	827	921
5.04%	Jun-2019	1,880	1,884	2,101
5.05%	Jun-2019 - Jul-2019	3,202	3,208	3,582
5.08%	Apr-2021	40,000	40,003	44,106
5.09%	Jun-2018	6,387	6,506	7,051
5.11%	Jul-2019	878	884	984
5.12%	Jul-2019	8,762	8,748	9,826
5.13%	Jul-2019	892	890	999
5.15%	Oct-2022	3,202	3,223	3,521
5.22%	Jan-2018	4,105	4,079	4,385
5.25%	Jan-2020	6,852	6,863	7,717
5.29%	May-2022	5,275	5,275	5,935
5.30%	Aug-2029	6,705	6,557	7,376
5.34%	Apr-2016	5,975	5,977	6,257
5.36%	Feb-2016	227	227	229
5.37%	Jun-2017	1,380	1,407	1,500
5.43%	Nov-2018	334	334	335
5.45%	May-2033	2,828	2,840	3,116
5.46%	Feb-2017	44,714	44,966	49,188
5.47%	Aug-2024	8,320	8,376	9,295
5.52%	Mar-2018	589	601	654
5.53%	Apr-2017	61,477	61,481	67,884
5.59%	May-2017	6,780	6,779	7,411
5.60%	Feb-2018 - Jan-2024	11,092	11,093	12,494
5.63%	Dec-2019	8,025	8,061	8,889
5.69%	Jun-2041	4,874	5,027	5,396
5.70%	Jun-2016	1,335	1,347	1,442
5.75%	Jun-2041	2,362	2,447	2,627
5.80%	Jun-2018	67,913	67,743	76,883
5.86%	Dec-2016	141	141	151
5.91%	Mar-2037	1,978	2,022	2,218
5.92%	Dec-2016	118	118	126
5.96%	Jan-2029	401	403	451
6.03%	Jun-2017 - Jun-2036	5,313	5,420	5,826
6.06%	Jul-2034	9,441	9,679	10,624
6.11%	Aug-2017	6,536	6,576	7,345
6.13%	Dec-2016	1,115	1,134	1,240
6.14%	Sep-2033	290	306	327
6.15%	Jul-2019	32,881	32,887	37,691
6.15%	Jan-2023 - Oct-2032	7,059	7,101	7,773
6.22%	Aug-2032	1,678	1,708	1,875
6.23%	Sep-2034	1,378	1,428	1,566
6.28%	Nov-2028	2,833	2,969	3,207
6.35%	Aug-2032	10,248	10,282	11,457
6.38%	Jul-2021	5,398	5,426	6,245
6.39%	Apr-2019	904	904	995
6.44%	Apr-2014	1,819	1,819	1,828
6.52%	May-2029	5,127	5,480	5,844
6.63%	Jun-2014 - Apr-2019	3,233	3,233	3,453
6.80%	Jul-2016	287	287	308
6.85%	Aug-2014	40,852	40,852	41,050
7.01%	Apr-2031	3,076	3,079	3,382
7.07%	Feb-2031	15,457	15,584	16,909
7.18%	Aug-2016	187	187	202
7.20%	Aug-2029	855	843	859
7.26%	Dec-2018	6,913	7,054	7,483
7.50%	Dec-2014	229	228	235
7.75%	Dec-2024	1,544	1,544	1,610
8.40%	Jul-2023	388	383	390
8.50%	Nov-2019	2,475	2,625	2,920
8.63%	Sep-2028	5,848	5,848	5,879
		1,031,817	1,036,117	1,106,106
Total Fannie Mae Securities		$ 1,664,539	$ 1,683,068	$ 1,760,348

Schedule of Portfolio Investments

March 31, 2014 (Dollars in thousands; unaudited)

Freddie Mac Securities (14.3% of net assets)

				Commitment
	Interest Rate		Maturity Date	Amount	Face Amount	Amortized Cost	Value

Single Family	0.46%	4	Feb-2036	$ -	$ 4,110	$ 4,110	$ 4,120
	0.51%	4	Apr-2036 - Jan-2043	-	23,224	23,237	23,077
	0.56%	4	Aug-2043	-	9,835	9,828	9,792
	0.64%	4	Oct-2040	-	9,955	9,945	9,934
	0.66%	4	Oct-2040 - Nov-2040	-	36,922	36,775	36,977
	2.35%	4	Jun-2033 - Oct-2033	-	2,623	2,601	2,775
	2.52%	4	Jul-2035	-	649	647	691
	3.00%		Aug-2042 - Jan-2043	-	118,327	122,089	114,200
	3.50%		Jan-2026 - Nov-2042	-	111,012	115,092	112,634
	4.00%		May-2014 - Jan-2041	-	60,815	62,419	63,639
	4.50%		Aug-2018 - Nov-2043	-	104,121	109,781	111,128
	4.50%		Mar-2041	-	38,362	40,663	40,933
	4.50%		Mar-2044	-	20,000	21,396	21,334
	5.00%		Jan-2019 - Mar-2041	-	36,617	37,545	39,475
	5.50%		Oct-2017 - Jul-2038	-	14,279	14,198	15,652
	6.00%		Aug-2016 - Feb-2038	-	11,711	11,887	12,985
	6.50%		Feb-2016 - Nov-2037	-	1,551	1,570	1,728
	7.00%		Dec-2015 - Mar-2030	-	100	92	113
	7.50%		Aug-2029 - Apr-2031	-	104	100	124
	8.00%		Jul-2015 - Feb-2030	-	47	45	55
	8.50%		Nov-2018 - Jan-2025	-	117	117	138
	9.00%		Mar-2025	-	95	95	116

				-	604,576	624,232	621,620

Multifamily1	5.38%		Dec-2028	-	20,000	20,004	21,788
	5.42%		Apr-2016	-	6,906	6,889	7,289
	5.65%		Apr-2016	-	4,610	4,616	4,968
				-	31,516	31,509	34,045

Forward Commitments1	2.95%		Aug-2017	2,585	-	(84)	57
Total Freddie Mac Securities				$ 2,585	$ 636,092	$ 655,657	$ 655,722

Schedule of Portfolio Investments

March 31, 2014 (Dollars in thousands; unaudited)

Commercial Mortgage-Backed Securities1 (2.4% of net assets)

Issuer	Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value

Nomura	2.77%	Dec-2045	$ 10,000	$ 10,195	$ 9,488
Deutsche Bank	2.94%	Jan-2046	19,070	19,614	18,291
Nomura	3.19%	Mar-2046	20,000	20,497	19,461
JP Morgan	3.48%	Jun-2045	10,000	10,536	10,126
Deutsche Bank/UBS	3.96%	Mar-2047	5,000	5,150	5,130
Cantor/Deutsche Bank	4.01%	Apr-2047	20,000	20,599	20,568
Cantor/Deutsche Bank	4.24%	Feb-2047	7,000	7,208	7,348
Deutsche Bank	5.00%	Nov-2046	18,990	19,498	21,194
Total Commercial Mortgage Backed Securities			$ 110,060	$ 113,297	$ 111,606

Schedule of Portfolio Investments

March 31, 2014 (Dollars in thousands; unaudited)

Other Mutifamily Investments (0.9% of net assets)

	Interest Rates3			Commitment
Issuer	Permanent	Construction	Maturity Date	Amount	Face Amount	Amortized Cost	Value

Direct Loans1
Fifth Housing Company, Inc.	-	2.70%	May-2014	$ 4,500	$ 2,404	$ 2,415	$ 2,400
First Housing Company, Inc.	-	2.70%	May-2014	8,960	6,081	6,103	6,071
Fourth Housing Company, Inc.	-	2.70%	May-2014	9,630	5,720	5,744	5,710
Second Housing Company, Inc.	-	2.70%	May-2014	10,800	5,083	5,110	5,072
Third Housing Company, Inc.	-	2.70%	May-2014	15,110	9,046	9,083	9,030
				49,000	28,334	28,455	28,283

Privately Insured Construction/Permanent Mortgages1,5
IL Housing Development Authority	5.40%	5.40%	Mar-2047	9,000	8,460	8,464	7,860
IL Housing Development Authority	6.20%	-	Dec-2047	3,325	3,180	3,194	3,013
IL Housing Development Authority	6.40%	6.40%	Nov-2048	993	959	971	898
				13,318	12,599	12,629	11,771

Total Other Multifamily Investments				$ 62,318	$ 40,933	$ 41,084	$ 40,054

Schedule of Portfolio Investments

March 31, 2014 (Dollars in thousands; unaudited)

State Housing Finance Agency Securities (5.8% of net assets)

		Interest Rates3				Commitment
	Issuer	Permanent	Construction	Maturity Date		Amount	Face Amount	Amortized Cost	Value

Multifamily1	MassHousing	-	3.25%	Oct-2015	6	$ 21,050	$ 21,050	$ 21,045	$ 21,053
	MassHousing	-	3.45%	Oct-2017	6	52,543	17,210	16,943	17,180
	MassHousing	-	3.50%	Oct-2015	6	12,435	12,435	12,430	12,425
	MassHousing	-	3.83%	Apr-2015	6	5,000	5,000	4,982	5,028
	MassHousing	-	3.98%	Apr-2015	6	4,915	4,915	4,897	4,916
	MassHousing	-	4.30%	Jun-2015	6	34,700	9,200	9,200	9,228
	MassHousing	4.00%	-	Dec-2028		-	5,000	5,103	4,989
	NYC Housing Development Corp	4.04%	-	Nov-2032		-	1,305	1,305	1,215
	MassHousing	4.13%	-	Dec-2036		-	5,000	5,000	4,749
	MassHousing	4.20%	-	Dec-2039		-	8,305	8,305	7,685
	NYC Housing Development Corp	4.25%	-	Nov-2025		-	1,150	1,150	1,171
	NYC Housing Development Corp	4.29%	-	Nov-2037		-	1,190	1,190	1,099
	NYC Housing Development Corp	4.40%	-	Nov-2024		-	4,120	4,120	4,285
	NYC Housing Development Corp	4.44%	-	Nov-2041		-	1,120	1,120	1,038
	NYC Housing Development Corp	4.49%	-	Nov-2044		-	1,000	1,000	925
	NYC Housing Development Corp	4.50%	-	Nov-2030		-	1,680	1,682	1,716
	MassHousing	4.50%	-	Dec-2056		-	45,000	45,000	42,720
	NYC Housing Development Corp	4.60%	-	Nov-2030		-	4,665	4,665	4,717
	NYC Housing Development Corp	4.70%	-	Nov-2035		-	1,685	1,685	1,704
	NYC Housing Development Corp	4.78%	-	Aug-2026		-	12,500	12,505	12,473
	NYC Housing Development Corp	4.80%	-	Nov-2040		-	2,860	2,862	2,899
	NYC Housing Development Corp	4.90%	-	Nov-2034 - Nov-2041		-	8,800	8,800	8,942
	NYC Housing Development Corp	4.95%	-	Nov-2039 - May-2047		-	13,680	13,682	13,884
	MassHousing	5.55%	-	Nov-2039		-	5,000	4,980	5,178
	MassHousing	5.69%	-	Nov-2018		-	4,440	4,443	4,894
	MassHousing	5.70%	-	Jun-2040		-	14,010	14,012	14,326
	NYC Housing Development Corp	5.92%	-	Dec-2037		-	6,145	6,149	6,221
	MassHousing	6.42%	-	Nov-2039		-	22,000	22,000	23,576
	MassHousing	6.50%	-	Dec-2039		-	720	724	744
	MassHousing	6.58%	-	Dec-2039		-	11,385	11,389	11,911
	MassHousing	6.70%	-	Jun-2040		-	11,410	11,410	12,215
Total State Housing Finance Agency Securities						$ 130,643	$ 263,980	$ 263,778	$ 265,106

Schedule of Portfolio Investments

March 31, 2014 (Dollars in thousands; unaudited)

United States Treasury Securities (6.1% of net assets)

Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value

0.63%	Nov-2017	$ 20,000	$ 19,959	$ 19,554
0.75%	Dec-2017 - Feb-2018	30,000	29,912	29,380
0.88%	Jan-2018	45,000	45,021	44,269
1.38%	Jul-2018	15,000	14,888	14,911
1.38%	Sep-2018	45,000	45,040	44,597
1.50%	Dec-2018 - Feb-2019	35,000	34,650	34,700
2.13%	Aug-2021	15,000	15,180	14,741
2.75%	Nov-2023 - Feb-2024	20,000	19,621	20,090
2.73%	Feb-2024	25,000	24,987	25,058
3.13%	May-2021	30,000	31,338	31,599
Total United States Treasury Securities		$ 280,000	$ 280,596	$ 278,899

Total Fixed-Income Investments		$ 4,390,108	$ 4,449,418	$ 4,526,265

Schedule of Portfolio Investments

March 31, 2014 (Dollars in thousands; unaudited)

Equity Investment in Wholly-Owned Subsidiary (0.0% of net assets)

			Amount of
	Number of	Face	Dividends
Issuer	Shares	Amount (Cost)	or Interest	Value

Building America CDE, Inc.7	1,000	$ 1	$ -	$ (306)
Total Equity Investment	1,000	$ 1	$ -	$ (306)

Schedule of Portfolio Investments

March 31, 2014 (Dollars in thousands; unaudited)

Short-Term Investments (2.0% of net assets)

Issuer	Interest Rate	Maturity Date	Face Amount	Amortized Cost	Value

Blackrock Federal Funds 30	0.01%	April 1, 2014	$ 90,982	$ 90,982	$ 90,982
Total Short-Term Investments			$ 90,982	$ 90,982	$ 90,982

Total Investments			$ 4,481,091	$ 4,540,401	$ 4,616,941

Schedule of Portfolio Investments

March 31, 2014

Footnotes

1	Valued by the HIT's management in accordance with the fair value procedures adopted by the HIT's Board of Trustees.

2	Tax-exempt bonds collateralized by Ginnie Mae securities.

3	Construction interest rates are the rates charged to the borrower during the construction phase of the project.
The permanent interest rates are charged to the borrower during the amortization period of the loan, unless the U.S. Department of Housing and Urban Development requires that such rates be charged earlier.

4	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

5	Loans insured by Ambac Assurance Corporation, which are additionally backed by a repurchase option from the mortgagee for the benefit of the HIT. The repurchase price is defined as the unpaid principal balance of the loan plus all accrued unpaid interest due through the remittance date. The repurchase option can be exercised by the HIT in the event of a payment failure by Ambac Assurance Corporation.

6	Securities exempt from registration under the Securities Act of 1933 and were privately placed directly by MassHousing
(a not-for-profit public agency) with the HIT. The notes are for construction only and will mature on or prior to October 1, 2017.
The notes are backed by mortgages and are general obligations of MassHousing, therefore secured by the full faith and credit of MassHousing. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are considered liquid, under procedures established by and under the general supervsion of the HIT's Board of Trustees.

7	The HIT holds the shares on Building America CDE, Inc. (BACDE), a wholly owned subsidiary of the HIT. BACDE is a
Community Development Entity, certified by the Community Development Financial Institutions Fund of the U.S. Department
of Treasury, which can facilitate the generation of investments for the HIT or parties other than the HIT. The fair value of the
HIT's investment in BACDE approximates its carrying value.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS; unaudited
As of March 31, 2014

The accompanying notes are an integral part of this Schedule of Portfolio Investments.
Note 1. Summary of Significant Accounting Policies

The American Federation of Labor and Congress of Industrial Organizations (AFL-CIO) Housing Investment Trust (HIT) is a common law trust created under the laws of the District of Columbia and is registered under the Investment Company Act of 1940, as amended (the Investment Company Act), as a no-load, open-end investment company. The HIT has obtained certain exemptions from the requirements of the Investment Company Act that are described in the HIT’s Prospectus and Statement of Additional Information.

Participation in the HIT is limited to eligible pension plans and labor organizations, including health and welfare, annuity, general and other funds, that have beneficiaries who are represented by labor organizations.

The following is a summary of significant accounting policies followed by the HIT in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles (GAAP) in the United States.

Investment Valuation
Net asset value per share (NAV) is calculated as of the close of business of the major bond markets in New York City on the last business day of the month. A description of the valuation techniques applied to the HIT’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Portfolio securities for which market quotations are readily available (for example, U.S. Treasury securities, government-sponsored enterprise securities, single-family mortgage-backed securities, and state housing finance agency securities) are valued by independent pricing services, published prices, market quotes, and bids from dealers who make markets in such securities. For U.S. Treasury securities, pricing services generally base prices on actual transactions as well as dealer-supplied prices. For government-sponsored enterprise securities and single-family mortgage-backed securities, pricing services generally base prices on discounted cash flow models and examine reference data such as issue name, issue size, ratings, maturity, call type, spread/benchmark yields and conditional prepayment rates, as well as dealer-supplied prices. For state housing finance agency securities, pricing services generally base prices on trading spreads, new issue scales, verified bid information, and credit ratings.

Portfolio investments for which market quotations are not readily available (for example, multifamily mortgage-backed securities, and construction mortgage securities and loans) are valued at their fair value determined in good faith under consistently applied procedures adopted by the HIT’s Board of Trustees using dealer quotes and discounted cash flow models. The respective cash flow models utilize inputs from matrix pricing which considers observable market-based discount and prepayment rates, attributes of the collateral, and yield or price of bonds of comparable quality, coupon, maturity and type. The market-based discount rate is composed of a risk-free yield (i.e., a U.S. Treasury note) adjusted for an appropriate risk premium. The risk premium reflects premiums in the marketplace over the yield on U.S. Treasury securities of comparable risk and average life to the security being valued as adjusted for other market considerations, such as significant market or security specific events, changes in interest rates, and credit quality. On investments for which the HIT finances the construction and permanent securities or participation interests, value is determined based upon the total amount, funded and/or unfunded, of the commitment. The HIT has also retained an independent firm to determine the fair market value of securities for which market quotations are not readily available. In accordance with the procedures adopted by the HIT’s Board of Trustees, the monthly third-party valuation is reviewed by the HIT staff to determine whether valuation adjustments are appropriate based on any material impairments in value arising from specific facts and circumstances of the investment (e.g., prepayment speed). All such adjustments must be reviewed and reconciled with the independent valuation firm prior to incorporation in the NAV.

Commercial mortgage-backed securities are valued using dealer quotes in a discounted cash flow model and/or independent pricing services. Pricing services generally base prices on a single cash flow model, determine a benchmark yield, and utilize available trade information, dealer quotes and market color.

Real estate mortgage conduits are valued using a dealer quote and/or independent pricing services. Pricing services generally base prices on a single cash flow model, determine a benchmark yield, and utilize available trade information, dealer quotes, market color, and prepayment speed.

The HIT holds the shares of Building America CDE, Inc. (BACDE), a wholly owned subsidiary of the HIT. The shares of BACDE are valued at their fair value, determined in good faith under consistently applied procedures adopted by the HIT’s Board of Trustees, which approximates BACDE’s carrying value.

Investments in registered open-end investment management companies are valued based upon the NAVs of such investments.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. The HIT classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities, interest rates, prepayment speeds, credit risk and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the HIT’s determination of assumptions that market participants might reasonably use in valuing the securities.

The following table presents the HIT’s valuation levels as of March 31, 2014:

Investment Securities: ($ in thousands)	Level 1	Level 2	Level 3	Total
FHA Permanent Securities	$ -	$ 152,963	$ 14	$ 152,977
Ginnie Mae Securities	-	1,170,465	-	1,170,465
Ginnie Mae Construction Securities	-	92,605	-	92,605
Fannie Mae Securities	-	1,760,348	-	1,760,348
Freddie Mac Securities	-	655,665	-	655,665
Commercial Mortgage-Backed Securities	-	111,606	-	111,606
State Housing Finance Agency Securities	-	265,106	-	265,106
Other Multifamily Investments	-	11,772	28,283	40,054
United States Treasury Securities	-	278,899	-	278,899
Equity Investments	-	-	(306)	(306)
Short-Term Investments	90,982	-	-	90,982
Other Financial Instruments*	-	(1,460)	-	(1,460)
Total Investment	$ 90,982	$ 4,497,968	$ 27,991	$4,616,941

*  Other financial instruments include forward commitments, TBA and when-issued securities.

The following table reconciles the valuation of the HIT’s Level 3 investment securities and related transactions for the period ended March 31, 2014.

Investments in Securities ($ in thousands)
	FHA Permanent Securities	Other Multifamily Investments	Equity Investments	Total
Beginning balance,12/31/2013	$15	$84,175	$(259)	$83,931
Total Unrealized Gain(Loss)(a)	-	(8)	(47)	(55)
Paydowns	(1)	-	-	(1)
Settlements	-	(55,884)	-	(55,884)
Ending balance, 3/31/2014	$14	$28,283	$(306)	$27,991

(a)	Net change in unrealized loss attributable to Level 3 securities held at March 31, 2014, totaled $(55,000) and is included in the Statement of Operations.

The HIT’s policy is to recognize transfers between levels as of the beginning of the reporting period. Level 3 investments in securities are not considered a significant portion of the HIT’s portfolio.

The HIT’s Level 3 securities primarily consist of five direct loans which were valued, in accordance with HIT’s valuation policies, near par at March 31, 2014 due to: expected remaining maturities of two months as of March 31, 2014; a coupon rate of 2.70%; and low loan-to-value estimates.

Federal Income Taxes
At March 31, 2014, the cost of investments for federal income tax purposes approximated book cost at amortized cost of $4,540,401,000.  Net unrealized gains aggregated $76,540,000 at period-end, of which $144,612,000 related to appreciated investments and $68,072,000 related to depreciated investments.

Item 2.  Controls and Procedures.

(a)
The HIT’s Chief Executive Officer (the principal executive officer) and Chief Financial Officer (the principal financial officer) have concluded that the design and operation of the HIT’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) are generally effective to provide reasonable assurance that information required to be disclosed by the HIT in this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based on their evaluation of the effectiveness of the design and operation of such controls and procedures within 90 days of the filing of this report.

(b)
There was no change in the HIT’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the HIT’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the HIT’s internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications for the principal executive officer and the principal financial officer of the HIT as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the AFL-CIO Housing Investment Trust has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AFL-CIO HOUSING INVESTMENT TRUST

By:  /s/ Stephen Coyle
       Name: Stephen Coyle
       Title: Chief Executive Officer

Date:  May 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the AFL-CIO Housing Investment Trust and in the capacities and on the dates indicated.

/s/ Stephen Coyle
Stephen Coyle
Chief Executive Officer
(Principal Executive Officer)

Date: May 29, 2014

/s/ Erica Khatchadourian
Erica Khatchadourian
Chief Financial Officer
(Principal Financial Officer)

Date: May 28, 2014